Accounts Receivable and Loans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Account	Dec. 31, 2013 Account	Dec. 31, 2012 Account
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	13,000	21,000	24,000
Aggregated Outstanding Balance Upon Payment Default	$ 129	$ 197	$ 219
Card Member Loans [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	10,000	18,000	23,000
Aggregated Outstanding Balance Upon Payment Default	85	159	182
Card Member Receivables [Member] | U S Card Services [Member]
Financing Receivable, Modifications [Line Items]
Number of Accounts (in thousands)	3,000	3,000	1,000
Aggregated Outstanding Balance Upon Payment Default	$ 44	$ 38	$ 37